Fair Value - Additional Information (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of assets transferred into Level 3	¥ 1	¥ 1
Fair value of assets transferred out of Level 3		1
Carrying amounts of other equity interests of which fair value is not readily determinable	186	420
Senior borrowings and bonds
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
The differences between the aggregate fair value and aggregate unpaid principal balance of the notes for which the fair value option has been elected	14	112
Net unrealized gains (losses) resulting from changes in fair values of the notes	¥ (10)	56
Investment funds
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Underlying assets, estimated remaining liquidation period	10 years
Long-term debt
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of liabilities transferred out of Level 3	¥ 42	8
Fair value of liabilities transferred into Level 3	20	77
Derived
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of liabilities transferred out of Level 3	1	¥ 1
Trading securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of assets transferred out of Level 3	1
Available-for-sale securities
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of assets transferred into Level 3	12
Fair value of assets transferred out of Level 3	¥ 22